INCOME TAXES - Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Loss before income taxes	¥ (40,522,250)	$ (5,707,440)	¥ (54,515,615)	¥ (37,949,694)
Cayman Islands and British Virgin Islands
INCOME TAXES
Loss before income taxes	(5,467,559)		(7,206,659)	(18,488,181)
PRC
INCOME TAXES
Loss before income taxes	(35,026,914)		(47,256,605)	(19,442,469)
Hong Kong
INCOME TAXES
Loss before income taxes	¥ (27,777)		¥ (52,351)	¥ (19,044)